Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Schedule of Compute Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income	$ 508,086	$ (314,920)	$ (959,779)	$ (1,151,865)	$ (2,648,946)	$ 1,090,138
Weighted average shares outstanding	10,083,141	11,122,781	10,124,257	11,359,515	11,243,598	18,239,497
Basic net (loss) income per common share	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06
Diluted net (loss) income per common share	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06
Class B Common Stock [Member]
Schedule of Compute Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income						$ 249,366
Weighted average shares outstanding						4,172,236
Basic net (loss) income per common share						$ 0.06
Diluted net (loss) income per common share						$ 0.06